Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2010 and 2011 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2010		2011
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Tier 1 capital:
Required	2,275	4.00	2,068	4.00
Actual	5,173	9.09	6,170	11.93
Total risk-based capital:
Required	4,549	8.00	4,136	8.00
Actual	7,658	13.46	7,911	15.30
MHCB:
Tier 1 capital:
Required	1,245	4.00	1,125	4.00
Actual	3,914	12.57	4,529	16.10
Total risk-based capital:
Required	2,490	8.00	2,250	8.00
Actual	4,983	16.00	5,287	18.80
MHBK:
Tier 1 capital:
Required	482	2.00	457	2.00
Actual	1,866	7.74	2,375	10.38
Total risk-based capital:
Required	964	4.00	915	4.00
Actual	3,105	12.88	3,411	14.91
MHTB:
Tier 1 capital:
Required	112	4.00	98	4.00
Actual	281	10.07	297	12.11
Total risk-based capital:
Required	223	8.00	196	8.00
Actual	439	15.73	400	16.34
Non-consolidated:
MHCB:
Tier 1 capital:
Required	1,111	4.00	1,025	4.00
Actual	3,330	11.99	4,054	15.82
Total risk-based capital:
Required	2,221	8.00	2,049	8.00
Actual	4,908	17.68	5,212	20.34
MHBK:
Tier 1 capital:
Required	466	2.00	442	2.00
Actual	1,825	7.83	2,329	10.54
Total risk-based capital:
Required	931	4.00	884	4.00
Actual	3,021	12.97	3,318	15.02
MHTB:
Tier 1 capital:
Required	110	4.00	96	4.00
Actual	280	10.21	296	12.28
Total risk-based capital:
Required	219	8.00	193	8.00
Actual	437	15.97	399	16.54